Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000122820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000122820 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000122820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000122820 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%	[1]
C000122820 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	100.00%	[2]
C000168150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168150 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000168150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000168150 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[3]
C000168150 [Member] | Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	55.40%	[4]
C000168150 [Member] | Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(44.60%)	[4]

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.
[3]	Includes variation margin on futures contracts.
[4]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.